Financial Instruments	6 Months Ended
Jun. 30, 2012
Financial Instruments (Abstract)
Financial Instruments

12.Financial Instruments

(a)Interest rate risk: The Company’s interest rates and loan repayment terms are described in Notes 6 and 7.

(b)Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, marketable securities, investments, and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, and its marketable securities primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial

(b)Concentration of credit risk (continued): condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.

(c)Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The present value of the future cash flows of the portion of one long-term bank loan with a fixed interest rate is estimated to be approximately $66,703 as compared to its carrying amount of $69,076 (Note 6). The fair value of the long term investment equates to the amount that would be received by the Company in the event of sale of that investment. The fair values of the one long-term bank loan with a fixed interest rate, the interest rate swap agreements, and bunker swap agreements discussed in Note 7 above and marketable securities discussed in Note 3 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined. The fair value of the investment is determined through Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and is determined by the Company’s own data.

The fair value of the impaired vessels discussed in Note 4 are determined through Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

The estimated fair values of the Company’s financial instruments, other than derivatives at June 30, 2012 and December 31, 2011, are as follows:

	Carrying Amount June 30, 2012	Fair Value June 30, 2012	Carrying Amount December 31, 2011	Fair Value December 31, 2011
Financial assets/(liabilities)
Cash and cash equivalents	212,679	212,679	175,708	175,708
Restricted cash	5,899	5,899	5,984	5,984
Marketable securities	2,679	2,679	2,534	2,534
Investments	1,000	1,000	1,000	1,000
Debt	(1,474,166)	(1,471,793)	(1,515,663)	(1,512,651)

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction.

(c)Fair value (continued): The tables also present information with respect to gains and losses on derivative positions reflected in the statement of operations or in the balance sheet, as a component of Accumulated other comprehensive loss.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	13,826	20,421
	FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion	—	—	6,182	8,414

Subtotal		—	—	20,008	28,835

Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	7,911	8,807
	FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion	—	—	6,822	9,386
Bunker swaps	Current portion of financial instruments-Fair value	581	1,755	—	—

Subtotal		581	1,755	14,733	18,193

Total derivatives		581	1,755	34,741	47,028

The Effect of Derivative Instruments on the Statement of Financial Performance for the three and six month periods ended June 30, 2012, and 2011

Derivatives in Cash Flow Hedging Relationships

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2012	2011	2012	2011
Interest rate swaps	(1,015)	(3,879)	(1,828)	(6,326)

Total	(1,015)	(3,879)	(1,828)	(6,326)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2012	2011	2012	2011
Interest rate swaps	Depreciation expense	(31)	(29)	(60)	(58)
Interest rate swaps	Interest and finance costs, net	(6,212)	(8,883)	(11,136)	(13,227)

Total		(6,243)	(8,912)	(11,196)	(13,285)

Derivatives Not Designated as Hedging Instruments

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,			Amount Six months ended June 30,
		2012	2011	2012	2011
Interest rate swaps	Interest and finance costs, net	(1,085)	(2,039)	(768)	(1,897)
Bunker swaps	Interest and finance costs, net	(1,267)	177	231	4,052

Total		(2,352)	(1,862)	(537)	2,155

The following table summarizes the fair values for assets and liabilities measured on a recurring basis as of June 30, 2012:

Recurring measurements	June 30, 2012	Quoted Prices in Active Markets for Identical Assets/(Liabilities) (Level 1)	Significant Other Observable Inputs Assets/(Liabilities) (Level 2)	Unobservable Inputs Assets/(Liabilities) (Level 3)
Interest rate swaps	(34,741)	—	(34,741)	—
Marketable Securities	2,679	—	2,679	—
Bunker swaps	581	—	581	—

	(31,481)	—	(31,481)	—

Recurring measurements:	December 31, 2011	Quoted Prices in Active Markets for Identical Assets/(Liabilities) (Level 1)	Significant Other Observable Inputs Assets/(Liabilities) (Level 2)	Unobservable Inputs Assets/(Liabilities) (Level 3)
Interest rate swaps	(47,028)	—	(47,028)	—
Marketable Securities	2,534		2,534
Bunker swaps	1,755	—	1,755	—

	(42,739)	—	(42,739)	—

The following tables present the fair values of items measured at fair value on a nonrecurring basis for the period ended June 30, 2012 and year ended December 31, 2011:

Nonrecurring basis	June 30, 2012	Unobservable Inputs (Level 3)
Vessels held for sale (Note 4)	$44,409	$44,409

	$44,409	$44,409

Nonrecurring basis	December 31, 2011	Unobservable Inputs (Level 3)
Vessels held for sale (Note 4)	$43,674	$43,674

	$43,674	$43,674